Condensed Statements of Changes in Shareholders' Equity ( Parenthetical ) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Statement of Stockholders' Equity [Abstract]
Issuance of Common Shares for cash price per share net of offering costs		$ 0.50
Issuance of Common Shares for cash price per share	$ 1.00
Issuance of Common Shares for cash price per share	$ 0.90